Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	11.03%	6.98%	3.18%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	15.56%	7.37%	2.98%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	17.23%	7.91%	3.51%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	17.84%	8.52%	4.11%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	17.80%	8.46%	4.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	17.50%	8.19%	3.77%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.56%	7.37%	2.98%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	23.44%	12.14%	8.77%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	23.44%	12.14%	8.77%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	23.44%	12.14%	8.77%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	23.44%	12.14%	8.77%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	23.44%	12.14%	8.77%